 U.S. MONTHLY INCOME FUND FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	September 30, 2024 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value
Puerto Rico Taxable Obligations - 13.19% of net assets applicable to common shareholders, total cost of $9,288,000
$ 9,288,000		A		Autopistas Metropolitanas de Puerto Rico, 144A security	6.75%	06/30/35	$9,283,477

Puerto Rico FNMA Taxable - 7.34% of net assets applicable to common shareholders, total cost of $5,448,683
$ 654,508				FNMA Pool AP1207	3.50%	02/01/43	$625,194
1,133,682				FNMA Pool AR5155	3.50%	04/01/43	1,082,433
1,157,750				FNMA Pool AV7070	3.00%	06/01/45	1,066,892
164,003				FNMA Pool 850032	5.50%	05/01/36	168,776
$ 2,333,129				FNMA Pool AR5162	3.50%	05/01/43	2,220,413

$ 5,443,071	B						$5,163,709

US Municipals - 93.05% of net assets applicable to common shareholders, total cost of $70,483,821, Continued
$ 630,000	C	E	D	Alameda County Joint Powers Authority	7.05%	12/01/44	$758,131
1,000,000	C			Atlanta & Fulton County Recreation Authority	5.10%	12/01/47	1,039,075
1,000,000	C	E		Bay Area Toll Authority	7.04%	04/01/50	1,233,630
1,000,000		E	D	California State General Obligation	7.63%	03/01/40	1,251,330
1,000,000		E		California State General Obligation	7.35%	11/01/39	1,209,572
700,000	C	E		California State General Obligation	7.55%	04/01/39	879,824
1,000,000	C		D	California Statewide Communities Development Authority	4.82%	08/01/45	855,133
1,705,000	C	E	D	Chicago O’Hare International Airport	6.40%	01/01/40	1,946,634
1,000,000	C			Chicago O’Hare International Airport	4.57%	01/01/54	956,621
750,000	C	E	D	Chicago Transportation Authority	6.20%	12/01/40	803,631
250,000	C		D	Chicago Transit Authority	3.91%	12/01/40	223,170
1,000,000	C	E		Chicago Wastewater Transmission	6.90%	01/01/40	1,139,156
1,250,000	C	E		Colorado Regional Transportation	5.84%	11/01/50	1,375,705
1,685,000	C	E	D	Colorado Bridge Enterprise	6.08%	12/01/40	1,846,839
1,000,000	C	E	D	Dallas Convention Center Hotel Development Corp.	7.09%	01/01/42	1,152,513
1,000,000	C		D	Escambia County Health Facilities Authority	3.61%	08/15/40	830,602
1,000,000	C			Golden State Tobacco	3.12%	06/01/38	847,142
1,500,000	C		D	Idaho Health Facilities Authority	5.02%	03/01/48	1,436,744
1,000,000	C	E	D	Indianapolis Public Improvement Bond Bank	6.12%	01/15/40	1,082,985
250,000			D	Inglewood California Taxable Pension Obligation	4.35%	09/01/47	219,035
285,000	C		D	Kentucky County Airport	4.69%	01/01/49	262,801
315,000	C	E	D	Los Angeles County Public Works Financing Authority	7.62%	08/01/40	383,941
905,000	C	E		Los Angeles California Department Airports	6.58%	05/15/39	1,002,548
1,000,000	C			Louisville & Jefferson County Metropolitan Sewer District	4.76%	05/15/42	949,120
1,865,000	C	E	D	Louisville & Jefferson County Metropolitan Sewer District	6.25%	05/15/43	2,085,773
375,000	C			Maryland Economic Development Corp.	4.13%	06/01/29	372,130
150,000	C			Maryland Economic Development Corp.	4.25%	06/01/31	147,251
500,000	C			Maryland Stadium Authority Bonds	3.71%	03/01/39	448,239
1,755,000	C	E	D	Metropolitan Transportation Authority	7.34%	11/15/39	2,134,108
1,120,000	C	E		Metropolitan Transportation Authority	6.81%	11/15/40	1,271,981
1,500,000	C			Michigan State University	4.50%	08/15/48	1,442,241
2,177,000	C	E		Municipal Electric Authority of Georgia	7.06%	04/01/57	2,566,905
1,490,000	C	E		New Jersey Turnpike Authority	7.10%	01/01/41	1,769,551
600,000	C		D	New Jersey State Education	3.84%	09/01/36	553,651
1,000,000		E	D	New York General Obligations Bonds	5.99%	12/01/36	1,072,202
955,000	C			New York City Industrial Development Agency	6.03%	01/01/46	999,954
1,650,000	C	E		New York City Transitional Finance Authority Building Aid Revenue	6.83%	07/15/40	1,850,879
1,000,000	C	E		New York City Transitional Finance Authority	5.51%	08/01/37	1,045,852
1,000,000	C		D	New York Dormitory Authority	4.95%	08/01/48	953,111
1,000,000	C			New York Transportation and Development Corp.	3.67%	07/01/30	962,699
1,445,000	C	E	D	New York Urban Development Corp.	5.77%	03/15/39	1,498,511
1,000,000				New York General Obligations Bonds	5.83%	10/01/53	1,149,789
70,000	C			Metropolitan Transportation Authority	5.18%	11/15/49	65,084
750,000	C			Nashville & Davidson County Metropolitan Government Sports Stadium	5.60%	07/01/56	820,832
1,000,000		E		North Las Vegas General Obligation	6.57%	06/01/40	1,137,840
1,000,000	C	E	D	North Texas Tollway Authority	6.72%	01/01/49	1,185,790
1,000,000	C	E	D	Northern California Power Agency Bond	7.31%	06/01/40	1,157,636
500,000	C			Oklahoma State Development Finance Authority	5.45%	08/15/28	511,565
1,210,000	C	E	D	Pennsylvania Turnpike Commission	5.56%	12/01/49	1,281,918
2,000,000	C			Port Morrow Oregon	2.54%	09/01/40	1,548,612
1,250,000	C		D	Port Authority of New York & New Jersey	5.65%	11/01/40	1,350,675
1,200,000	C		D	Port of Portland	4.06%	07/01/39	1,087,446
835,000	C	E		Public Power Generation Agency Bond	7.24%	01/01/41	942,016

US Municipals - 93.05% of net assets applicable to common shareholders, total cost of $70,483,821, Concluded
1,815,000	C	E	D	Rutgers The State University of New Jersey	5.67%	05/01/40	1,880,445
1,140,000	C			San Francisco City & County Redevelopment Agency	8.41%	08/01/39	1,428,879
750,000	C		D	Spartanburg Regional Health Services District	4.23%	04/15/38	703,220
1,000,000	C			Spartanburg Regional Health Services District	3.55%	04/15/50	741,870
1,715,000	C		D	Texas Private Activity Bond	3.92%	12/31/49	1,473,922
240,000				Wisconsin Center District	4.17%	12/15/50	205,436
1,770,000	C	E	D	Washington State Convention Center Public Facilities District	6.79%	07/01/40	1,943,140

$ 62,052,000							$65,477,035

Total investments (113.58% of net assets)							$79,924,221
Other assets less liabilities (-13.58% of net assets)							(9,553,444)

Net assets applicable to common shareholders - 100%							$70,370,777

Purchased				Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts - total cost of $2,417,684
18 Contracts				Ultra Long Term U.S. Treasury Bond Futures	12/19/24	$2,399,040	$18,644

  The underlying notional amount at value of futures purchased is 3.41% of net assets applicable to common shareholders

A	Private Placement under rule 144A.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus.

D	A portion or all of the security has been pledged as collateral for line of credit.

E	BABs - these securities are Build America Bonds (“BAB”), which are taxable municipal bonds that carry special tax credits and federal subsidies for either the bond issuer or the bondholder.